Shareholder Report, Average Annual Return (Details) 194011_Jensen Quality Value Fund_Class I_TSR Annual {Class I}		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		(1.82%)	3.33%	8.61%
MSCI U.S. Investable Market 2500 Gross Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI U.S. Investable Market 2500 Gross Return Index †
Average Annual Return, Percent	[1]	30.02%	13.12%	15.24%
MSCI U.S. Mid Cap 450 Gross Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI U.S. Mid Cap 450 Gross Return Index ‡
Average Annual Return, Percent	[2]	24.51%	8.27%	12.31%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		29.45%	12.92%	15.12%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Total Return Index
Average Annual Return, Percent		22.37%	8.15%	11.71%

[1]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[2]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.